Annual Total Returns[BarChart] - Hartford Stock HLS Fund - IA	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.09%)	14.38%	32.25%	11.31%	2.74%	7.41%	19.85%	(0.14%)	31.22%	12.08%